Short Term Loan (Details Narrative) - Eos SENOLYTIXS Inc [Member] - USD ($)	Jun. 30, 2026	Feb. 12, 2026	Dec. 31, 2025
Defined Benefit Plan Disclosure [Line Items]
Short term loan	$ 100,000
Nonrelated Party [Member]
Defined Benefit Plan Disclosure [Line Items]
Short term loan		$ 100,000